Shareholders’ Equity (Details) - $ / shares	1 Months Ended	3 Months Ended	5 Months Ended
	Jul. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Nov. 17, 2020
Shareholders’ Equity (Details) [Line Items]
Ordinary shares subject to possible redemption		32,112,595	32,952,414
Issued and outstanding, percentage	20.00%
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Issued and outstanding shares of public offering, percentage		20.00%
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, shares authorized		500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		37,500,000	37,500,000
Ordinary shares subject to possible redemption		32,112,595	32,952,414
Ordinary shares, shares issued		5,387,405	4,547,586
Common stock, shares outstanding		37,500,000
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, shares authorized		50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares issued	10,062,500	9,375,000	9,375,000
Common stock subject to possible redemption	1,312,500
Shares subject to forfeiture				2,500,000
Aggregate additional shares forfeited				687,500